SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profit by segment

For the year ended December 31, 2011

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	777,969	194,557	972,526	505,202	19,141	524,343	1,496,869
Cost of revenue	(341,942)	(107,496)	(449,438)	(168,546)	(3,192)	(171,738)	(621,176)
Gross profit	436,027	87,061	523,088	336,656	15,949	352,605	875,693

For the year ended December 31, 2012

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	773,611	191,155	964,766	310,016	2,695	312,711	1,277,477
Cost of revenue	(492,088)	(124,342)	(616,430)	(185,698)	(3,179)	(188,876)	(805,306)
Gross profit	281,523	66,813	348,336	124,318	(484)	123,835	472,171

For the year ended December 31, 2013

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	761,377	183,675	945,052	195,435	—	195,435	1,140,487
Cost of revenue	(507,310)	(120,793)	(628,103)	(114,533)	—	(114,533)	(742,637)
Gross profit	254,067	62,882	316,949	80,902	—	80,902	397,850

*Software product sales through Taishidian Holding.